Trade accounts and other receivables from unrelated parties - Ageing analysis of trade accounts and other receivables from unrelated parties and the allowance for doubtful accounts (Details) - EUR (€)
€ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	€ 3,471,213	€ 3,574,270
not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	2,080,553	2,120,276
up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	764,946	822,718
3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	232,531	249,256
6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	256,940	235,088
More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	136,243	146,932
Gross carrying amount
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	3,733,067	3,742,951
Gross carrying amount | not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	2,116,259	2,143,985
Gross carrying amount | up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	775,684	831,384
Gross carrying amount | 3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	251,580	254,570
Gross carrying amount | 6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	265,946	246,497
Gross carrying amount | More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	323,598	266,515
Allowances/Expected credit losses
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(261,854)	(168,681)
Allowances/Expected credit losses | not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(35,706)	(23,709)
Allowances/Expected credit losses | up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(10,738)	(8,666)
Allowances/Expected credit losses | 3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(19,049)	(5,314)
Allowances/Expected credit losses | 6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(9,006)	(11,409)
Allowances/Expected credit losses | More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	€ (187,355)	€ (119,583)